Talcott Resolution Life Insurance Company
Talcott Resolution Life Insurance Company Separate Account Seven
Personal Retirement Manager B-Share Series III
Huntington Personal Retirement Manager B-Share Series III
Personal Retirement Manager C-Share Series IV
Personal Retirement Manager L-Share Series III

Talcott Resolution Life and Annuity Insurance Company
Talcott Resolution Life and Annuity Insurance Company Separate Account Seven
Personal Retirement Manager B-Share Series III
Personal Retirement Manager C-Share Series IV
Personal Retirement Manager I-Share Series III
Personal Retirement Manager L-Share Series III

Supplement dated November 15, 2022, to the Prospectus dated May 2, 2022 and
Summary Prospectus dated May 2, 2022

The AB VPS Small/Mid Cap Value Portfolio will be renamed to AB VPS Discovery Value Portfolio on or about May 1, 2023.
This supplement should be retained for future reference.
HV-7941